QS GROWTH FUND

Schedules of investments (unaudited)	October 31, 2020

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.8%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares		1,767,018	$17,263,765
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		4,969,976	81,110,007
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		2,425,669	27,191,748
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		819,315	9,766,237
BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares		542,701	6,349,596
ClearBridge Global Infrastructure Income Fund, Class IS Shares		572,937	6,806,486
ClearBridge Small Cap Fund, Class IS Shares		706,511	37,162,477
Martin Currie Emerging Markets Fund, Class IS Shares		3,986,093	57,599,044
QS Global Market Neutral Fund, Class IS Shares		2,580,485	23,250,171
QS International Equity Fund, Class IS Shares		4,483,727	63,668,917
QS Strategic Real Return Fund, Class IS Shares		3,871,379	40,339,773
QS U.S. Small Capitalization Equity Fund, Class IS Shares		1,903,592	20,558,790
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		88,011	17,002,059
ClearBridge Appreciation Fund, Class IS Shares		1,401,762	36,936,433
ClearBridge International Value Fund, Class IS Shares		3,775,133	29,634,798
ClearBridge Large Cap Growth Fund, Class IS Shares		625,153	39,553,448
ClearBridge Mid Cap Fund, Class IS Shares		768,465	29,332,317
ClearBridge Small Cap Growth Fund, Class IS Shares		102,738	4,655,066
QS Global Dividend Fund, Class IS Shares		5,177,839	60,114,707
QS U.S. Large Cap Equity Fund, Class IS Shares		1,360,786	24,153,944
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares		1,295,427	15,985,574
Western Asset High Yield Fund, Class IS Shares		2,340,616	18,209,992
Western Asset Macro Opportunities Fund, Class IS Shares		920,159	10,158,559

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $594,613,363)			676,803,908

	RATE
SHORT-TERM INVESTMENTS - 0.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $1,626,525)	0.012%	1,626,525	1,626,525

TOTAL INVESTMENTS - 100.1% (Cost - $596,239,888)			678,430,433
Liabilities in Excess of Other Assets - (0.1)%			(511,122)

TOTAL NET ASSETS - 100.0%			$677,919,311

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS Asset Allocation Funds 2020 Quarterly Report	1

QS MODERATE GROWTH FUND

Schedules of investments (unaudited)	October 31, 2020

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.7%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares		1,133,852	$11,077,737
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		2,931,955	47,849,502
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		1,156,732	12,966,967
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		552,282	6,583,205
BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares		788,655	9,227,269
ClearBridge Global Infrastructure Income Fund, Class IS Shares		372,071	4,420,209
ClearBridge Small Cap Fund, Class IS Shares		299,092	15,732,220
Martin Currie Emerging Markets Fund, Class IS Shares		1,989,230	28,744,375
QS Global Market Neutral Fund, Class IS Shares		1,654,283	14,905,089
QS International Equity Fund, Class IS Shares		1,601,287	22,738,270
QS Strategic Real Return Fund, Class IS Shares		2,478,322	25,824,120
QS U.S. Small Capitalization Equity Fund, Class IS Shares		1,031,270	11,137,717
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		48,858	9,438,401
ClearBridge Appreciation Fund, Class IS Shares		760,299	20,033,870
ClearBridge International Value Fund, Class IS Shares		1,395,882	10,957,675
ClearBridge Large Cap Growth Fund, Class IS Shares		372,034	23,538,605
ClearBridge Mid Cap Fund, Class IS Shares		229,559	8,762,256
ClearBridge Small Cap Growth Fund, Class IS Shares		146,221	6,625,264
QS Global Dividend Fund, Class IS Shares		3,303,335	38,351,714
QS U.S. Large Cap Equity Fund, Class IS Shares		765,617	13,589,697
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,393,451	18,992,731
Western Asset Core Plus Bond Fund, Class IS Shares		3,703,785	45,704,705
Western Asset High Yield Fund, Class IS Shares		2,393,374	18,620,447
Western Asset Macro Opportunities Fund, Class IS Shares		590,735	6,521,717

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $381,191,340)			432,343,762

	RATE
SHORT-TERM INVESTMENTS - 0.4%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $1,473,585)	0.012%	1,473,585	1,473,585

TOTAL INVESTMENTS - 100.1% (Cost - $382,664,925)			433,817,347
Liabilities in Excess of Other Assets - (0.1)%			(247,802)

TOTAL NET ASSETS - 100.0%			$433,569,545

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

2	QS Asset Allocation Funds 2020 Quarterly Report

QS CONSERVATIVE GROWTH FUND

Schedules of investments (unaudited)	October 31, 2020

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.8%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares		735,511	$7,185,941
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		973,874	15,893,624
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		506,540	5,678,316
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares		792,105	8,451,758
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		361,199	4,305,490
BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares		563,434	6,592,174
ClearBridge Global Infrastructure Income Fund, Class IS Shares		241,343	2,867,161
ClearBridge Small Cap Fund, Class IS Shares		114,187	6,006,229
Martin Currie Emerging Markets Fund, Class IS Shares		760,808	10,993,679
QS Global Market Neutral Fund, Class IS Shares		1,087,790	9,800,987
QS International Equity Fund, Class IS Shares		11,350	161,165
QS Strategic Real Return Fund, Class IS Shares		1,618,131	16,860,923
QS U.S. Small Capitalization Equity Fund, Class IS Shares		618,360	6,678,291
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		22,607	4,367,238
ClearBridge Appreciation Fund, Class IS Shares		569,791	15,013,996
ClearBridge International Value Fund, Class IS Shares		20,605	161,751
ClearBridge Large Cap Growth Fund, Class IS Shares		207,701	13,141,235
ClearBridge Mid Cap Fund, Class IS Shares		120,353	4,593,865
ClearBridge Small Cap Growth Fund, Class IS Shares		94,054	4,261,585
QS Global Dividend Fund, Class IS Shares		2,153,893	25,006,702
QS U.S. Large Cap Equity Fund, Class IS Shares		531,660	9,436,973
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,617,954	35,682,708
Western Asset Core Plus Bond Fund, Class IS Shares		4,078,391	50,327,342
Western Asset High Yield Fund, Class IS Shares		2,054,791	15,986,272
Western Asset Macro Opportunities Fund, Class IS Shares		392,280	4,330,769

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $245,395,884)			283,786,174

	RATE
SHORT-TERM INVESTMENTS - 0.3%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $800,160)	0.012%	800,160	800,160

TOTAL INVESTMENTS - 100.1% (Cost - $246,196,044)			284,586,334
Liabilities in Excess of Other Assets - (0.1)%			(245,825)

TOTAL NET ASSETS - 100.0%			$284,340,509

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS Asset Allocation Funds 2020 Quarterly Report	3

QS DEFENSIVE GROWTH FUND

Schedules of investments (unaudited)	October 31, 2020

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS(a) - 99.1%
Legg Mason Global Asset Management Trust:
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares		326,124	$3,186,231
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares		77,005	1,256,730
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares		105,291	1,180,315
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares		942,770	10,059,357
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares		160,119	1,908,615
ClearBridge Global Infrastructure Income Fund, Class IS Shares		103,544	1,230,104
Martin Currie Emerging Markets Fund, Class IS Shares		117,608	1,699,437
QS Global Market Neutral Fund, Class IS Shares		483,242	4,354,014
QS International Equity Fund, Class IS Shares		4,580	65,031
QS Strategic Real Return Fund, Class IS Shares		733,839	7,646,598
QS U.S. Small Capitalization Equity Fund, Class IS Shares		145,162	1,567,750
Legg Mason Partners Equity Trust:
ClearBridge Appreciation Fund, Class IS Shares		239,274	6,304,878
ClearBridge International Value Fund, Class IS Shares		8,129	63,810
ClearBridge Large Cap Growth Fund, Class IS Shares		59,132	3,741,307
ClearBridge Small Cap Growth Fund, Class IS Shares		29,113	1,319,118
QS Global Dividend Fund, Class IS Shares		767,564	8,911,413
QS U.S. Large Cap Equity Fund, Class IS Shares		241,507	4,286,747
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,978,792	26,970,936
Western Asset Core Plus Bond Fund, Class IS Shares		2,379,667	29,365,088
Western Asset High Yield Fund, Class IS Shares		1,111,957	8,651,025
Western Asset Macro Opportunities Fund, Class IS Shares		170,895	1,886,678

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $109,310,117)			125,655,182

RATE
SHORT-TERM INVESTMENTS - 0.9%
Invesco Government & Agency Portfolio, Institutional Class (Cost - $1,104,472)	0.012%	1,104,472	1,104,472

TOTAL INVESTMENTS - 100.0% (Cost - $110,414,589)			126,759,654
Liabilities in Excess of Other Assets - (0.0)%††			(46,577)

TOTAL NET ASSETS - 100.0%			$126,713,077

††	Represents less than 0.1%.

(a)	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

4	QS Asset Allocation Funds 2020 Quarterly Report

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

QS Growth Fund (“Growth Fund”), QS Moderate Growth Fund (“Moderate Growth Fund”), QS Conservative Growth Fund (“Conservative Growth Fund”) and QS Defensive Growth Fund (“Defensive Growth Fund”) (the “Funds”) are separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in Legg Mason-affiliated mutual funds and exchange-traded funds (“ETFs”) and ETFs managed by unaffiliated investment advisers (“Underlying Funds”).

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

5

Notes to Schedules of Investments (unaudited) (continued)

The Funds use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$676,803,908	—	—	$676,803,908
Short-Term Investments†	1,626,525	—	—	1,626,525

Total Investments	$678,430,433	—	—	$678,430,433

†	See Schedule of Investments for additional detailed categorizations.

Moderate Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$432,343,762	—	—	$432,343,762
Short-Term Investments†	1,473,585	—	—	1,473,585

Total Investments	$433,817,347	—	—	$433,817,347

†	See Schedule of Investments for additional detailed categorizations.

Conservative Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$283,786,174	—	—	$283,786,174
Short-Term Investments†	800,160	—	—	800,160

Total Investments	$284,586,334	—	—	$284,586,334

†	See Schedule of Investments for additional detailed categorizations.

6

Notes to Schedules of Investments (unaudited) (continued)

Defensive Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$125,655,182	—	—	$125,655,182
Short-Term Investments†	1,104,472	—	—	1,104,472

Total Investments	$126,759,654	—	—	$126,759,654

†	See Schedule of Investments for additional detailed categorizations.

2. Transactions with affiliated companies

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Funds. The following Underlying Funds were considered affiliated companies for all or some portion of the period ended October 31, 2020. The following transactions were effected in such Underlying Funds for the period ended October 31, 2020.

	Affiliate Value at January 31, 2020	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2020
Growth Fund		Cost	Shares	Cost	Shares
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares	$18,563,892	$1,894,035	193,991	$1,820,019	171,700	$19,981	$334,035	—	$(1,374,143)	$17,263,765
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	92,008,091	6,130,000	358,627	6,041,868	322,061	(1,868)	—	—	(10,986,216)	81,110,007
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	31,119,409	—	—	2,054,185	178,466	155,815	—	—	(1,873,476)	27,191,748
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares	11,076,943	61,785	5,642	1,537,848	121,090	(232,848)	61,785	—	165,357	9,766,237
BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares	6,665,410	—	—	456,457	36,900	(96,457)	—	—	140,643	6,349,596
ClearBridge Global Infrastructure Income Fund, Class IS Shares	7,789,745	192,781	17,047	707,782	59,414	(17,782)	192,782	—	(468,258)	6,806,486
ClearBridge Small Cap Fund, Class IS Shares	40,845,959	3,358,590	61,304	1,730,482	29,375	84,517	—	$13,590	(5,311,590)	37,162,477
Martin Currie Emerging Markets Fund, Class IS Shares	60,364,101	805,000	59,104	9,330,022	741,541	729,978	—	—	5,759,965	57,599,044
QS Global Market Neutral Fund, Class IS Shares	24,821,772	940,000	103,070	2,466,437	235,347	(346,437)	—	—	(45,164)	23,250,171
QS International Equity Fund, Class IS Shares	70,453,923	7,485,000	466,500	7,293,363	450,365	(578,363)	—	—	(6,976,643)	63,668,917
QS Strategic Real Return Fund, Class IS Shares	44,072,913	—	—	1,255,915	95,580	(455,914)	—	—	(2,477,225)	40,339,773
QS U.S. Small Capitalization Equity Fund, Class IS Shares	22,125,367	886,729	82,801	1,234,526	91,514	(134,526)	101,729	—	(1,218,780)	20,558,790
ClearBridge Aggressive Growth Fund, Class IS Shares	19,855,195	—	—	2,480,654	12,527	44,345	—	—	(372,482)	17,002,059
ClearBridge Appreciation Fund, Class IS Shares	43,319,722	—	—	5,136,649	266,306	1,943,351	—	—	(1,246,640)	36,936,433
ClearBridge International Value Fund, Class IS Shares	31,237,523	4,300,000	450,734	704,863	70,984	(124,864)	—	—	(5,197,862)	29,634,798
ClearBridge Large Cap Growth Fund, Class IS Shares	47,803,032	—	—	9,522,065	243,203	5,222,935	—	—	1,272,481	39,553,448
ClearBridge Mid Cap Fund, Class IS Shares	32,607,865	19,552	565	2,619,348	85,039	710,651	—	19,552	(675,752)	29,332,317

7

Notes to Schedules of Investments (unaudited) (continued)

	Affiliate Value at January 31, 2020	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2020
Growth Fund (continued)		Cost	Shares	Cost	Shares
ClearBridge Small Cap Growth Fund, Class IS Shares	$5,217,659	—	—	$1,003,806	33,707	$491,194	—	—	$441,213	$4,655,066
QS Global Dividend Fund, Class IS Shares	67,754,276	$2,022,359	170,106	2,270,011	176,221	(5,012)	$1,047,359	—	(7,391,917)	60,114,707
QS U.S. Large Cap Equity Fund, Class IS Shares	27,922,261	183,695	10,850	3,971,553	237,458	313,447	—	$183,695	19,541	24,153,944
Western Asset Core Plus Bond Fund, Class IS Shares	141,270	17,637,306	1,437,314	1,860,877	153,524	(10,877)	256,425	—	67,875	15,985,574
Western Asset High Yield Fund, Class IS Shares	20,054,017	749,722	99,292	1,917,456	234,480	(98,051)	752,948	—	(676,291)	18,209,992
Western Asset Macro Opportunities Fund, Class IS Shares	11,207,834	—	—	989,697	90,466	(134,698)	—	—	(59,578)	10,158,559

	$737,028,179	$46,666,554		$68,405,883		$7,478,517	$2,747,063	$216,837	$(38,484,942)	$676,803,908

Moderate Growth Fund	Affiliate Value at January 31, 2020	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2020
		Cost	Shares	Cost	Shares
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares	$11,726,962	$1,184,813	121,378	$950,651	89,684	$14,349	$214,812	—	$(883,387)	$11,077,737
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	55,235,962	4,295,000	250,523	5,255,115	280,282	64,886	—	—	(6,426,345)	47,849,502
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	15,030,593	475,000	41,850	1,626,745	142,908	113,255	—	—	(911,881)	12,966,967
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares	6,964,911	39,622	3,618	495,830	39,092	(80,829)	39,621	—	74,502	6,583,205
BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares	9,676,481	—	—	654,971	52,778	(94,971)	—	—	205,759	9,227,269
ClearBridge Global Infrastructure Income Fund, Class IS Shares	4,895,670	125,004	11,050	306,323	25,683	(11,322)	125,005	—	(294,142)	4,420,209
ClearBridge Small Cap Fund, Class IS Shares	17,303,162	1,840,695	33,428	1,184,264	20,103	60,737	—	$5,695	(2,227,373)	15,732,220
Martin Currie Emerging Markets Fund, Class IS Shares	29,504,598	785,000	57,636	4,431,311	350,278	328,688	—	—	2,886,088	28,744,375
QS Global Market Neutral Fund, Class IS Shares	15,673,721	625,000	68,531	1,333,295	127,223	(183,295)	—	—	(60,337)	14,905,089
QS International Equity Fund, Class IS Shares	24,802,714	5,595,000	350,265	5,210,297	321,756	(410,297)	—	—	(2,449,147)	22,738,270
QS Strategic Real Return Fund, Class IS Shares	27,693,445	—	—	188,387	14,337	(68,387)	—	—	(1,680,938)	25,824,120
QS U.S. Small Capitalization Equity Fund, Class IS Shares	12,343,985	567,298	52,914	1,194,401	88,540	(139,401)	57,298	—	(579,165)	11,137,717
ClearBridge Aggressive Growth Fund, Class IS Shares	11,381,295	—	—	1,748,566	8,772	46,434	—	—	(194,328)	9,438,401
ClearBridge Appreciation Fund, Class IS Shares	23,875,736	535,000	21,197	3,588,112	180,256	1,186,888	—	—	(788,754)	20,033,870
ClearBridge International Value Fund, Class IS Shares	11,353,381	2,689,999	281,971	1,193,105	120,152	(213,106)	—	—	(1,892,600)	10,957,675
ClearBridge Large Cap Growth Fund, Class IS Shares	29,094,790	—	—	6,098,628	156,482	3,221,373	—	—	542,443	23,538,605
ClearBridge Mid Cap Fund, Class IS Shares	9,910,029	5,788	167	926,963	29,829	258,037	—	5,788	(226,598)	8,762,256

8

Notes to Schedules of Investments (unaudited) (continued)

Moderate Growth Fund (continued)	Affiliate Value at January 31, 2020	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2020
		Cost	Shares	Cost	Shares
ClearBridge Small Cap Growth Fund, Class IS Shares	$7,532,025	—	—	$1,783,492	50,746	$406,507	—	—	$876,731	$6,625,264
QS Global Dividend Fund, Class IS Shares	42,755,830	$2,348,125	191,685	2,056,166	159,645	(76,166)	$673,124	—	(4,696,075)	38,351,714
QS U.S. Large Cap Equity Fund, Class IS Shares	16,113,027	102,930	6,080	2,625,826	156,496	194,173	—	$102,930	(434)	13,589,697
Western Asset Core Bond Fund, Class IS Shares	13,251,301	7,227,421	544,258	2,030,973	153,934	4,026	313,284	—	544,982	18,992,731
Western Asset Core Plus Bond Fund, Class IS Shares	32,065,643	17,644,392	1,447,811	4,677,822	385,348	(27,822)	916,918	—	672,492	45,704,705
Western Asset High Yield Fund, Class IS Shares	29,568,445	766,865	101,516	11,025,123	1,358,567	(124)	772,686	—	(689,740)	18,620,447
Western Asset Macro Opportunities Fund, Class IS Shares	7,099,427	—	—	540,759	49,430	(65,758)	—	—	(36,951)	6,521,717

	$464,853,133	$46,852,952		$61,127,125		$4,527,875	$3,112,748	$114,413	$(18,235,198)	$432,343,762

Conservative Growth Fund	Affiliate Value at January 31, 2020	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2020
		Cost	Shares	Cost	Shares
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares	$7,474,188	$811,090	84,039	$540,484	50,989	$(484)	$141,090	—	$(558,853)	$7,185,941
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	18,301,640	2,215,000	129,456	2,573,995	136,903	(28,995)	—	—	(2,049,021)	15,893,624
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	6,546,883	295,000	25,991	779,702	67,307	40,298	—	—	(383,865)	5,678,316
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares	8,673,619	200,196	19,703	706,333	68,065	(1,332)	200,196	—	284,276	8,451,758
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares	4,560,269	25,604	2,338	329,068	25,972	(39,068)	25,604	—	48,685	4,305,490
BrandywineGLOBAL - International Opportunities Bond Fund, Class IS Shares	6,798,503	—	—	344,260	27,740	(49,259)	—	—	137,931	6,592,174
ClearBridge Global Infrastructure Income Fund, Class IS Shares	3,131,759	79,964	7,068	155,409	13,099	9,592	79,964	—	(189,153)	2,867,161
ClearBridge Small Cap Fund, Class IS Shares	6,544,615	897,188	16,489	616,916	10,388	18,084	—	$2,190	(818,658)	6,006,229
Martin Currie Emerging Markets Fund, Class IS Shares	11,231,261	425,000	34,274	1,770,395	142,086	169,604	—	—	1,107,813	10,993,679
QS Global Market Neutral Fund, Class IS Shares	10,108,550	410,000	44,956	648,983	61,926	(98,983)	—	—	(68,580)	9,800,987
QS International Equity Fund, Class IS Shares	136,573	2,235,000	138,504	2,195,993	135,814	(170,995)	—	—	(14,415)	161,165
QS Strategic Real Return Fund, Class IS Shares	17,865,731	490,000	45,245	460,494	35,191	(90,494)	—	—	(1,034,314)	16,860,923
QS U.S. Small Capitalization Equity Fund, Class IS Shares	7,422,904	484,356	45,431	925,896	68,636	(120,896)	34,356	—	(303,073)	6,678,291
ClearBridge Aggressive Growth Fund, Class IS Shares	5,259,990	—	—	817,653	4,027	22,348	—	—	(75,099)	4,367,238
ClearBridge Appreciation Fund, Class IS Shares	17,930,224	700,000	27,734	3,448,493	148,364	511,505	—	—	(167,735)	15,013,996
ClearBridge International Value Fund, Class IS Shares	126,065	2,345,000	248,897	2,289,541	241,995	(324,541)	—	—	(19,773)	161,751

9

Notes to Schedules of Investments (unaudited) (continued)

Conservative Growth Fund (continued)	Affiliate Value at January 31, 2020	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2020
		Cost	Shares	Cost	Shares
ClearBridge Large Cap Growth Fund, Class IS Shares	$16,207,695	$370,000	6,846	$3,953,904	93,563	$1,656,095	—	—	$517,444	$13,141,235
ClearBridge Mid Cap Fund, Class IS Shares	5,137,858	87,982	2,479	613,565	16,519	41,435	—	$2,981	(18,410)	4,593,865
ClearBridge Small Cap Growth Fund, Class IS Shares	4,889,826	—	—	1,195,032	33,818	259,968	—	—	566,791	4,261,585
QS Global Dividend Fund, Class IS Shares	27,403,708	2,161,789	175,791	1,528,897	118,586	(73,898)	$441,789	—	(3,029,898)	25,006,702
QS U.S. Large Cap Equity Fund, Class IS Shares	11,117,380	415,557	24,308	2,176,406	124,676	73,594	—	70,556	80,442	9,436,973
Western Asset Core Bond Fund, Class IS Shares	31,324,986	7,027,983	527,148	3,715,675	280,502	19,325	600,474	—	1,045,414	35,682,708
Western Asset Core Plus Bond Fund, Class IS Shares	44,330,698	9,977,928	816,830	4,747,229	390,062	(22,229)	1,027,216	—	765,945	50,327,342
Western Asset High Yield Fund, Class IS Shares	22,351,247	1,073,995	141,261	6,756,483	845,883	73,516	663,163	—	(682,487)	15,986,272
Western Asset Macro Opportunities Fund, Class IS Shares	4,644,111	—	—	289,754	26,486	(14,755)	—	—	(23,588)	4,330,769

	$299,520,283	$32,728,632		$43,580,560		$1,859,435	$3,213,852	$75,727	$(4,882,181)	$283,786,174

Defensive Growth Fund	Affiliate Value at January 31, 2020	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2020
		Cost	Shares	Cost	Shares
BrandywineGLOBAL - Alternative Credit Fund, Class IS Shares	$3,174,232	$405,843	41,517	$145,472	13,723	$(15,472)	$60,783	—	$(248,372)	$3,186,231
BrandywineGLOBAL - Diversified US Large Cap Value Fund, Class IS Shares	1,300,788	160,000	9,569	43,359	2,311	1,641	—	—	(160,699)	1,256,730
BrandywineGLOBAL - Dynamic US Large Cap Value Fund, Class IS Shares	1,301,182	—	—	41,712	3,594	3,288	—	—	(79,155)	1,180,315
BrandywineGLOBAL - Global Opportunities Bond Fund (USD Hedged), Class IS Shares	10,052,317	237,284	23,353	566,668	54,645	(6,669)	237,285	—	336,424	10,059,357
BrandywineGLOBAL - Global Unconstrained Bond Fund, Class IS Shares	1,900,955	11,347	1,037	16,923	1,336	(1,923)	11,347	—	13,236	1,908,615
ClearBridge Global Infrastructure Income Fund, Class IS Shares	1,321,205	34,306	3,032	45,650	3,849	4,350	34,307	—	(79,757)	1,230,104
Martin Currie Emerging Markets Fund, Class IS Shares	1,520,673	—	—	—	—	—	—	—	178,764	1,699,437
QS Global Market Neutral Fund, Class IS Shares	4,236,595	225,000	24,671	46,579	4,445	(6,579)	—	—	(61,002)	4,354,014
QS International Equity Fund, Class IS Shares	86,118	165,001	10,185	178,296	11,066	(13,295)	—	—	(7,792)	65,031
QS Strategic Real Return Fund, Class IS Shares	7,734,976	410,000	37,622	—	—	—	—	—	(498,378)	7,646,598
QS U.S. Small Capitalization Equity Fund, Class IS Shares	1,533,919	162,270	15,066	33,475	2,481	(3,474)	7,269	—	(94,964)	1,567,750
ClearBridge Appreciation Fund, Class IS Shares	6,555,343	415,000	16,442	738,489	29,588	51,511	—	—	73,024	6,304,878
ClearBridge International Value Fund, Class IS Shares	71,149	180,000	18,868	180,544	18,473	(30,544)	—	—	(6,795)	63,810
ClearBridge Large Cap Growth Fund, Class IS Shares	3,935,117	175,000	3,237	730,230	15,588	234,770	—	—	361,420	3,741,307

10

Notes to Schedules of Investments (unaudited) (continued)

Defensive Growth Fund (continued)	Affiliate Value at January 31, 2020	Purchased		Sold		Realized Gain (Loss) from Sale of Affiliated Underlying Funds	Income Distributions from Affiliated Underlying Funds	Capital Gain Distributions from Affiliated Underlying Funds	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at October 31, 2020
		Cost	Shares	Cost	Shares
ClearBridge Small Cap Growth Fund, Class IS Shares	$1,348,999	—	—	$228,022	6,164	$41,978	—	—	$198,141	$1,319,118
QS Global Dividend Fund, Class IS Shares	9,195,501	$889,265	71,802	101,583	7,796	(1,583)	$154,265	—	(1,071,770)	8,911,413
QS U.S. Large Cap Equity Fund, Class IS Shares	4,508,420	277,199	16,204	556,613	31,003	8,387	—	$32,199	57,741	4,286,747
Western Asset Core Bond Fund, Class IS Shares	26,754,036	1,324,308	98,229	1,890,963	144,724	24,038	456,603	—	783,555	26,970,936
Western Asset Core Plus Bond Fund, Class IS Shares	29,214,878	1,430,673	116,542	1,729,137	143,372	(4,137)	603,731	—	448,674	29,365,088
Western Asset High Yield Fund, Class IS Shares	9,122,333	561,267	73,239	700,336	87,496	(10,335)	347,685	—	(327,426)	8,651,025
Western Asset Macro Opportunities Fund, Class IS Shares	1,935,095	—	—	39,333	3,595	667	—	—	(9,084)	1,886,678

	$126,803,831	$7,063,763		$8,013,384		$276,619	$1,913,275	$32,199	$(194,215)	$125,655,182

11